REVENUES	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUES	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$5,299	$—	$5,856	$18,885	$37,977	$3,298	$71,315
Other revenue	4,744	476	629	2,640	3,344	2,858	14,691
	$10,043	$476	$6,485	$21,525	$41,321	$6,156	$86,006

FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$5,229	$—	$4,878	$16,899	$52,570	$3,156	$82,732
Other revenue	4,990	309	432	1,335	3,113	3,013	13,192
	$10,219	$309	$5,310	$18,234	$55,683	$6,169	$95,924
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$1,504	$350	$—	$30,408	$2,300	$34,562
Services transferred over a period of time	3,795	5,506	18,885	7,569	998	36,753
	$5,299	$5,856	$18,885	$37,977	$3,298	$71,315

FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$1,562	$221	$—	$42,562	$2,165	$46,510
Services transferred over a period of time	3,667	4,657	16,899	10,008	991	36,222
	$5,229	$4,878	$16,899	$52,570	$3,156	$82,732
Remaining Performance Obligation
Private Equity
In our construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2024, our backlog of construction projects was approximately $5.7 billion (2023 – $6.2 billion).
Our dealer software and technology services operation had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $3.0 billion (2023 – $2.3 billion).
In our Brazilian water and wastewater operation business, our long-term, inflation-adjusted concession service contracts with various municipalities have an average remaining contract duration of 22 years as at December 31, 2024 (2023 – 23 years), and the remaining performance obligations were approximately $8.3 billion (2023 – $10.6 billion).
Others
In our other businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.
c)    Lease Income
Our leases in which the company is a lessor are primarily operating in nature. Total lease income from our assets leased out on operating leases totaled $10.4 billion (2023 – $8.8 billion) including $141 million (2023 – $155 million) of income related to variable lease income that is not dependent on an index or rate.
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2024 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$6,215	$9,821	$7,160	$15,025	$38,221

	Payments Receivable by Period
AS AT DEC. 31, 2023 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$6,826	$11,229	$8,268	$17,671	$43,994